PROPERTY AND EQUIPMENT, NET - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Costs capitalized to construction in progress	$ 5,312	$ 135,200
Cost of property and equipment held under capital lease	224,752	237,335
Accumulated depreciation and amortization of property and equipment held under capital lease	$ 49,288	$ 39,214